Financial instruments and financial risk factors - Schedule of fair value measurement of price (Details) - USD ($)		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Cobalt
Disclosure of detailed information about financial instruments [line items]
Metric tonnes subject to fair value pricing adjustments	$ 1,728	$ 4,202
10% increase in prices	300,000	1,100,000
10% decrease in prices	(300,000)	(1,100,000)
Nickel
Disclosure of detailed information about financial instruments [line items]
Metric tonnes subject to fair value pricing adjustments	1,728	4,202
10% increase in prices	400,000	1,000,000.0
10% decrease in prices	$ (400,000)	$ (1,000,000.0)